Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          March 6, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re:     AB Cap Fund, Inc.
                          - AB All Market Alternative Return Portfolio (File Nos. 002-29901 and 811-01716)
                          -----------------------------------


Dear Sir or Madam:

            On behalf of AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2017.

            A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the foregoing.


                                                Sincerely,

                                                /s/ Joseph J. Nardello
                                                ----------------------
                                                    Joseph J. Nardello